REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Order backlog (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Order backlog revenue recognition realized period	12 months
Machines
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Amount of goods or services ordered by customers but not delivered or provided	€ 50,886	€ 27,713	€ 48,651